Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding principal	$ 391,782	$ 421,464
Total debt	386,072	414,589
Less: Current portion of long-term debt	(46,385)	(59,119)
Long-term debt	339,687	355,470
Lampung facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(2,751)	(2,999)
$385 million facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(2,959)	(3,876)
Export credit tranche | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	64,437	79,324
Export credit tranche | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	37,833	44,500
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	14,688	18,635
Commercial tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	211,774	230,705
Revolving credit facility | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 63,050	$ 48,300